LEASES - Lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASES
Beginning balance	€ 10,886	€ 1,333
Additions	306	10,347
Interest	655	102
Payment of lease liabilities	2,184	819
Foreign exchange difference	32	(77)
Ending balance	€ 9,694	€ 10,886